Securities Act of 1933 Registration No. 2-68483

Investment Act of 1940 Registration No. 881-3079

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A-A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. _______ [ ]

Post-Effective Amendment No. 25 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 27 [X]

NORTHEAST INVESTORS GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

50 Congress Street
Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 523-3588

William A. Oates, Jr.
President
Northeast Investors Growth Fund
50 Congress Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Copies to:

Thomas J. Kelly, Esquire
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

 This amendment is filed for the sole purpose of filing the exhibits attached hereto, as detailed on the attached list.




                           NORTHEAST INVESTORS

                        403(b) RETIREMENT ACCOUNT


This material is authorized for distribution to prospective investors only when preceded or accompanied by a currently effective prospectus setting forth material information about Northeast Investors Trust and a currently effective prospectus setting forth material information about Northeast Investors Growth Fund.



(2/98)

 TABLE OF CONTENTS


                                                              Page

HOW TO START YOUR NORTHEAST 403(b) RETIREMENT ACCOUNT           1

QUESTIONS AND ANSWERS                                           3

MAXIMUM SALARY REDUCTION WORKSHEET                              8

QUESTIONS AND ANSWERS ON CALCULATING YOUR MAXIMUM               11

RULES AND PROVISIONS                                            16





Enclosures

Adoption Agreement (3 copies)

Salary Reduction Agreement (2 copies)

Designation of Beneficiary Form

Investment Instructions Form (2 copies)

Withdrawal Form

Current prospectus of Northeast Investors Trust

Current prospectus of Northeast Investors Growth Fund

        HOW TO START YOUR NORTHEAST INVESTORS 403(b) RETIREMENT ACCOUNT


1. The following pages describe how you can have a tax-sheltered Northeast Investors 403(b) account for investment in shares of Northeast Investors Trust or Northeast Investors Growth Fund. Read carefully all the material concerning the Northeast Investors 403(b) retirement account. The questions and answers will familiarize you with Northeast's 403(b) retirement account and the tax rules under Section 403(b) of the Internal Revenue Code. The answers are provided merely as a guide; you should review the material with your lawyer or other tax advisor because the rules under Section 403(b) are complex and subject to change.

2. If your Employer's contributions to your 403(b) account are to be paid for by salary reduction, your Employer may have a salary reduction agreement that it uses. If not, you may use the form included with this kit. You should fill out, and you and your Employer should sign, two copies of the Salary Reduction Agreement. One copy is for your records, one copy is for your Employer.

3. Complete and sign three copies of the Adoption Agreement and one copy of the Investment Instructions Form. Your Employer also must sign the Adoption Agreements.

4. Mail the three copies of the Adoption Agreement and the Investment Instructions Form to Northeast Management & Research Company, Inc., Room 1000, 50 Congress Street, Boston, Massachusetts 02019-4096, together with your Employer's check covering the initial contribution made payable to "Investors Bank & Trust Company, Custodian FBO [insert your name] Northeast Investors 403(b) Account." Enclose a separate check in the amount of $10.00, payable in the same way, to cover the Custodian's annual maintenance fee for the first calendar year; otherwise the fee will be charged to your account. Northeast Investors will arrange for signature by the Custodian, and will return a copy of the signed Adoption Agreement to you.

5. You should designate on the enclosed Designation of Beneficiary Form one or more persons to whom your account is to be paid if you die. Additional Designation of Beneficiary Forms may be obtained from Northeast Management & Research Company, Inc., Room 1000, 50 Congress Street, Boston, Massachusetts 02109-4096. You should forward the completed forms to us. You may change your designated beneficiary or beneficiaries at any time by filing a new Designation of Beneficiary Form. Keep a photocopy with your valuable papers (such as your will).

         If no Designation of Beneficiary is in effect when you die, your account will be paid to your estate. (See Questions 10 and 15).

6. When you wish to make a withdrawal from your account, simply fill out the Withdrawal Form and mail it to Northeast. See Question 10 on when withdrawals are permitted. We will process your withdrawal promptly.

         Any questions, completed forms or written instructions should be sent to the following address:

                           Northeast Management & Research Company, Inc.
                           Room 1000
                           50 Congress Street
                           Boston, Massachusetts 02109-4096
                           Tel: (617) 523-3588
                           or
                           1-800-225-6704

                                                 NORTHEAST INVESTORS

                                              403(b) RETIREMENT ACCOUNT


         A Northeast Investors 403(b) retirement account is a convenient, federally tax-deferred way to build financial resources for your retirement years. If you are an employee of a qualified Employer, your Employer's contributions to a Northeast Investors 403(b) account established for you are excluded from your gross income for federal income tax purposes (within certain limits).

         Contributions to your 403(b) account are invested in shares of Northeast Investors Trust or Northeast Investors Growth Fund (if eligible for sale in your state), as you direct. You can invest a portion of each contribution in each fund and you can transfer investments from one fund to the other at any time. The dividends and other earnings of your account are reinvested in additional shares and are exempt from federal income tax until you begin to receive benefit payments from your account.

         Withdrawals from your account will be made at your direction, but withdrawals are not permitted before you have retired or otherwise terminated service with your Employer, reached age 59-l/2 or died; earlier withdrawals are permitted only if you become disabled or suffer financial hardship (as defined in IRS regulations). Withdrawals must begin by the April 1 of the year following the year when you reach age 70-1/2 or retire from your employer, whichever is later. Withdrawals from your account are taxable as ordinary income when you receive them.

         You should read the following pages carefully before establishing a Northeast Investors 403(b) retirement account. They contain information, in convenient question and answer form, about eligibility, limits on contributions, withdrawals and the federal tax treatment of your 403(b) account. State tax treatment of your 403(b) account may vary from federal taxation, and may vary from state to state. You should consult your tax advisor on state taxes.

         If you are uncertain about whether you are eligible for a 403(b) account, or about when or how much should be contributed on your behalf or withdrawn from your account, consult your Employer, tax advisor, or the Internal Revenue Service. You can obtain more information in a pamphlet entitled Tax-Sheltered Annuity Plans for Employees of Public Schools and Certain Tax-Exempt Organizations (Publication 571). The pamphlet is available from the Internal Revenue Service.

         Northeast Investors will also try to answer any questions you may have. However, Northeast Investors cannot give you specific tax advice. If you have a question on how a particular 403(b) tax rule affects you, you should consult a competent tax professional. Northeast Investors undertakes no responsibility for determining your eligibility for a 403(b) account or the proper time or amount of any contribution or withdrawal.

                                                QUESTIONS AND ANSWERS

         ELIGIBILITY

1.       Who can have a Northeast Investors 403(b) retirement account?

         A Northeast Investors 403(b) retirement account may be established for an employee of any tax-exempt organization described in Section 501(c)(3) of the Internal Revenue Code; generally, these include non-profit charitable, educational, scientific and religious organizations. Also, an employee of a state or local government who performs services for an educational organization may have a 403(b) account. A 403(b) account may be established only for an employee, and not, for example, for a physician who performs services as an independent contractor for a tax-exempt hospital. Check with your Employer to determine whether you qualify for a 403(b) account.

         CONTRIBUTIONS

2.       How do I make contributions to my 403(b) account?

         Only contributions from your Employer are excludable from your gross income on your federal income tax return. Thus, to achieve the tax benefits of a 403(b) account, contributions must be made by your Employer.

         Your Employer can make contributions on your behalf to a 403(b) account as a supplement to your compensation. Or you can agree to forego an increase in compensation or to reduce your compensation and your Employer will contribute these amounts to your account. To reduce your compensation, simply enter into a salary reduction agreement with your Employer which specifies the amount by which your compensation will be reduced.

3.       What are the general requirements for a salary reduction agreement?

         A salary reduction agreement may cover only compensation which you will earn in the future; you cannot retroactively agree to reduce compensation already earned. The agreement must be legally binding and irrevocable with respect to compensation earned while it is in effect. You may terminate, reinstate, or modify the salary reduction agreement at any time with respect to compensation not yet earned, subject to any restrictions that your Employer imposes on the number of changes possible per calendar year.

         A salary reduction agreement form meeting these requirements is enclosed for your use.

4.       What happens if I change employers?

         If your new Employer is a qualified organization (see Question 1), you may arrange for your new Employer to make contributions to your account by salary reduction. If your new Employer is not a qualified organization, it may not make contributions to your 403(b) account, but your existing 403(b) account will continue to accumulate dividends tax free until benefit payments begin.

         MAXIMUM CONTRIBUTIONS

5.       How much can my Employer contribute each year to my 403(b) account?

         The rules for determining the maximum 403(b) contribution are very complex. Several different tax law limits apply depending on your individual circumstances. For most Employees, a quick rule of thumb for the maximum contribution under a salary reduction agreement for a calendar year is the smaller of 20% of compensation or $10,000. Under current law, the $10,000 limit will be indexed for inflation under special rules in the future.

         There also are other tax law limits that may apply to you. See the Worksheet included with these materials for additional information. One of the limits, called the ERISA limitation is basically the smaller of $30,000 or 25% of your compensation for the year. Another called your 403(b) exclusion allowance -- is generally 20% of your compensation for the year multiplied by your years of service with the Employer, reduced by prior contributions to a 403(b) or other qualified plan).

         Your Employer's benefits (or personnel) department, or the business office, may be available to calculate your maximum contribution. If not, you may use the worksheet enclosed with this kit. Consult an accountant or other qualified tax advisor to calculate or to confirm your maximum.

         EXCESS CONTRIBUTIONS

6. What happens if the amount contributed to my 403(b) account exceeds the maximum permissible contribution for the taxable year?

         If you exceed the $10,000 (salary reduction) limit for a year, you should request Northeast Investors to return the excess to you with earnings. You should make your request no later than March 1 of the following year.

         If your contributions for a year exceed any of the other limits, you must include the amount of the excess in your gross income for that year for federal income tax purposes. In addition, you must pay a special penalty tax equal to six percent of the "excess contribution." The "excess contribution" is the amount by which this year's contribution exceeded the 403(b) limit that applies to you. The penalty tax also applies to excess contribution amounts left over from prior years (See Question 7).

7. Is there any way I can avoid paying the penalty tax on excess contributions?

         You can avoid paying the penalty tax if the amount of the excess is withdrawn from your account before the end of the year the excess contribution was made. However, there may be limitations on your ability to make a collective withdrawal. See Withdrawals from your Account, below.

         Even if you have to pay the penalty tax in one year, you can avoid paying it in later years by either of two methods. The first method is to contribute less than the maximum permitted amount, in the later year; the excess contribution is reduced by the difference between what could have been contributed and what was contributed. The second method is to make a withdrawal from your account equal to the amount of the excess (subject to the rules on withdrawals). To do so, notify Northeast Investors of the amount of the amount you wish to withdraw as an excess contribution.

8.       Are there are any other consequences if I exceed the ERISA limitation?

         Yes. Your 403(b) exclusion allowance will be reduced by the amount by which contributions to your account exceed the applicable ERISA limitation for the taxable year.

         INVESTMENTS

9.       What are my investment choices?

         Contributions to your Northeast Investors 403(b) Retirement Account may be invested in shares of Northeast Investors Trust or in shares of Northeast Investors Growth Fund (provided that the Growth Fund is eligible for sale in your state). Or you can invest part of each contribution in each fund (subject to investment minimums). To indicate your choice, simply fill out the Investment Instructions Form and send it to Northeast with the first contribution.

         Also, you can switch all or some of the Northeast Investors Trust shares in your account to Northeast Investors Growth Fund, or vice versa. The Investment Instructions Form is used for this purpose also.

         Be sure to read the current prospectuses for Northeast Investors Trust and Northeast Investors Growth Fund to be familiar with the investment objectives and policies of each.

         WITHDRAWALS FROM YOUR ACCOUNT

10.      When will I begin to receive retirement benefits from my account?

         Withdrawals from your Northeast Investors 403(b) account will be made at the time and in the form you direct. However, withdrawals may not begin until you have retired or otherwise terminated your service with your Employer, reached age 59-l/2 (even though you are still employed by your Employer), or died. Earlier withdrawals are permitted only if you become disabled or suffer a financial hardship (as defined in IRS regulations). You may be required to verify disability with a doctor's certificate or a Social Security disability benefits award. You may have to verify financial hardship by a notarized statement from you or by a certificate from an independent person appointed by your Employer. Withdrawals for financial hardship are limited to the amount of your salary reduction contributions (no earnings or investment gains).

         You must begin making withdrawals by the April 1 of the year following the year when you reach age 70-1/2 or retire from you Employer, whichever is later.

         If you die, the amount remaining in your account will be paid to the beneficiary or beneficiaries you designate, or if no beneficiary is designated, to your estate. (See Question 15.)

         Use the Withdrawal Form to notify us when you wish to begin making withdrawals from your account.

11.      How will the benefits be paid to me?

         Benefits will be paid to you either in a lump sum payment or in periodic (monthly, quarterly or annual) installments. Installment payments may not extend beyond your life expectancy or the joint life expectancy of you and your designated beneficiary. Also, there are minimums on the amount of installments you must receive after age 70-1/2 (unless you are still working for your Employer at that time). There are substantial penalty taxes (up to 50%) if you do not make the minimum required withdrawals. Withdrawals may be taken in either cash or in shares of Northeast Investors Trust or Northeast Investors Growth Fund.

         Use the Withdrawal Form to elect the starting date and the method of payment you want. If you do not elect a method of payment, your account will be paid to you in ten annual installments. You are responsible for filing a Withdrawal Form to initiate a withdrawal; neither Northeast nor the Custodian will make distributions without a proper Withdrawal Form signed by you (or your beneficiary).

         If you die before payments to you are required to begin, installment payments to your designated beneficiary may be made over a period of five years, or the life expectancy of your designated beneficiary if longer.

         TAXES

12.      How will I be taxed on the amounts withdrawn by me?

         Amounts withdrawn from your account are taxed as ordinary income for the taxable year in which received. In addition, with limited exceptions, amounts withdrawn before age 59-1/2 are subject to an additional 10% penalty tax. If any portion of your Employer's contributions were previously included in your gross income, you are not required to include such amounts in your gross income a second time.

         The former 15% penalty tax on "excessive" distributions (counting distributions from your 403(b) account and from other tax-sheltered retirement accounts - such as IRAs or qualified plans) has been repealed, as has the related 15% estate tax penalty on "excessive" accumulations remaining in such accounts at your death.

         Amounts withdrawn are subject to withholding of federal income tax. The only kinds of withdrawals that are not eligible for rollover are periodic withdrawals over your life expectancy, or the life expectancies of you and a designated beneficiary, or 10 or more years.

         Rollovers come in two varieties, a "direct rollover" or a "regular rollover." Under a direct rollover, the withdrawal payment is made payable directly to another 403(b) or IRA specified by you. Under a regular rollover, the payment is made payable to you; you then have 60 days after the date of the payment to complete a transfer of the proceeds to the successor 403(b) arrangement or IRA.

         If a withdrawal is eligible for a rollover and you do not elect a direct rollover to a successor 403(b) or IRA, we are required under federal law to withhold 20% of the payment. The balance is available for a regular rollover, and you can also roll over the 20% withheld if you have other funds available for this purpose. Any amounts actually rolled over within the 60 day period will not be subject to federal income tax in the year of the payment (but will be taxable when subsequently withdrawn by you from the successor 403(b) account or IRA.) Any withdrawal that is not eligible for a rollover is also subject to federal income tax withholding, but you can elect not to have withholding from these payments.

         The Withdrawal Form provides a space to elect against withholding (if applicable), and a notice concerning withholding is printed with the Withdrawal Form.

13.      Is there any way to postpone federal income tax on a withdrawal?

         You can postpone federal income taxation on many kinds of withdrawals from your Northeast Investors 403(b) account if you make a "rollover" of the amount withdrawn into another 403(b) account or annuity or into an individual retirement account or annuity. Also, generally the receiving 403(b) account must have restrictions on withdrawal that are as stringent as those applicable to your Northeast Investors 403(b) account (see IRS Revenue Ruling 90-24).

         Finally, if your surviving spouse receives a distribution from your account upon your death, the rollover rules described in the three preceding paragraphs generally apply to your spouse.

         If you wish to transfer some or all of your 403(b) account to another 403(b) but the rollover rules are not available, you may be able to make the transfer on a direct custodian-to-custodian basis.

         Caution: Rollovers and direct custodian-to-custodian transfers are subject to many technical IRS requirements which cannot be described in detail here. For example, you cannot roll over amounts subject to the minimum withdrawal rules applicable after age 70 1/2 (an exception may be available for certain persons receiving benefit payments on December 31, 1984.). Consult your Employer or tax advisor for assistance in carrying out a rollover.

14. Is the special five-year averaging rule available if benefits are paid in a lump sum?

         No. The five-year averaging rule, applicable under current law to lump sum distributions from certain retirement plans, does not apply to 403(b) accounts.

15. Are amounts remaining in my account when I die subject to federal estate tax?

         Generally yes. An exception may be available for certain persons receiving benefit payments on December 31, 1984. (Consult your tax advisor for further information.)

16. Are the amounts contributed to my account subject to Social Security or federal income tax withholding?

         When your Employer's contribution is financed by a reduction in your compensation, the amount of the contribution will be subject to Social Security withholding. However, when your Employer's contribution is automatically provided as a fringe benefit (i.e., you have no choice over having a 403(b) contribution or increased compensation), the amount of the contribution is not subject to Social Security withholding.

         In either case, the contribution is not subject to federal income tax withholding as long as it is within the tax law limits.

17.      Are the amounts contributed to my account subject to any state taxes?

         Since the tax laws vary from state to state, there is no single answer to this question. You should consult your tax advisor on how a 403(b) account would affect your state taxes.

         TRANSFER OF ACCOUNT TO ANOTHER 403(b) SPONSOR

18. May I transfer my account to another 403(b) account or annuity sponsored by a different mutual fund or insurance company?

         Yes. You may transfer all or part of your Northeast Investors 403(b) account to another 403(b) custodial account or 403(b) annuity contract by sending written instructions to Northeast Investors stating the amount to be transferred and the custodian or insurance company to whom the transfer is to be made. The restrictions on withdrawals (see Question 10 above) in the receiving 403(b) account must be at least as stringent as those in the sending 403(b). Neither the Custodian nor Northeast Investors takes any responsibility for determining whether such other custodial account or annuity contract meets the requirements of Section 403(b) of the Internal Revenue Code or the requirement for equally stringent restrictions on withdrawals. You should consult a tax advisor if you have any questions about such transfers.

                                                      Important

         The preceding questions and answers are general and are provided for informative purposes only. They should not be considered tax advice in any individual situation. Always consult your tax advisor for advice on how the tax laws apply to you and how a Northeast Investors 403(b) retirement account will affect your tax situation.

                     NORTHEAST INVESTORS 403(b) RETIREMENT ACCOUNT

                            MAXIMUM SALARY REDUCTION WORKSHEET

         This worksheet will help you compute the maximum amount by which you can reduce your salary without exceeding any of the limits. Before doing the calculations, you may wish to check with your Employer's benefits or personnel department or business office. Often these departments will calculate an employee's 403(b) maximum.

         If you use the worksheet to do your own calculation, read the information following the worksheet first. After completing the worksheet, you should consult with your accountant, lawyer or other professional tax adviser to verify your calculation or answer your questions. The worksheet is based on the tax law and regulations at the beginning of 1998. The tax rules change often and individual situations can vary. This worksheet and the questions and answers following it are not intended to be tax advice, and you are responsible for meeting the income tax law limits on contributions to your 403(b) account.

         To help you, the example demonstrates a typical salary reduction situation and the worksheet provides spaces for your own computations. In the example, a college teacher will earn $40,000 in 1998. She will have worked for the college 15 years at the end of 1998. The college has previously contributed $20,000 on her behalf to its 403(b) retirement plan. The college will contribute 10% of her salary ($4,000) to its retirement plan for 1998. In addition, the employee reduced her salary in prior years by a total of $10,000 for contribution to her 403(b) account. How much can this employee reduce her salary for 1998?



Step 1 - Determine the 403(b) Exclusion Allowance

                                                                            (example)        (your computation)
                                                                            ---------        ------------------

(a)   Enter your expected salary for the current year before                  $40,000
      reduction for contributions to  your 403(b) account

(b)   Enter your number of years of service (including whole                       15
      and  fractional years) as of the end of the current year

(c)   Multiply (a) by (b) by .20                                             $120,000

(d)   Enter the amount of your salary reduction contributions                 $30,000
      and Employer contributions for you to a 403(b)
      retirement plan or to a qualified retirement plan in
      prior years
      -----

(e)      Enter amount of contributions by your Employer or                     $4,000
     you to a 403(b) retirement plan for the current year

(f)   Subtract (d) and (e) from (c)                                           $86,000

(g)   Enter the smaller of the amount determined in (f) or                    $40,000
      your expected salary for the year (from (a) above)

Step 2 - Determine the 415 Limit

(a)   Multiply your expected salary (before reduction for                     $10,000
      contributions to your 403(b) account) for the current
      year by .25

(b)   Enter the amount of your Employer's expected                             $4,000
      contributions for you for the current year to a 403(b)
      retirement plan

(c)   Subtract (b) from (a) to determine your 415 limit (but                   $6,000
      not in excess of $30,000)


Step 3 - Determine the 415 Alternatives

Alternative A

      Available only for the year you terminate service; same                 $30,000
      as 403(b) exclusion allowance but based on last ten
      years  of service with  Employer; maximum of $30,000

Alternative B

(a)   Enter the 403(b) exclusion allowance determined in Step                $40,000
      1(g)

(b)   Add $4,000 to the 415 limit determined in Step 2(c)                    $10,000

(c)   Enter $15,000                                                          $15,000               $15,000

(d)   Enter the smallest of (a), (b) or (c) to determine your                $10,000
      Alternative B limit

Alternative C

      Enter the 415 limit determined in Step 2(c)                             $6,000






Step 4 - Apply the $10,000 Limit

(a)   Enter $10,000                                                          $10,000                $10,000

(b)   If eligible (see Q+A 14 below):

      (i)  Enter $3,000                                                       $3,000                 $3,000

      (ii) Enter $15,000 reduced by any increases to the                     $15,000
           $10,000 limit you used in prior years

      (iii)Enter $5,000 multiplied times years of service,                   $65,000
           reduced by all prior salary reduction
           contributions to a 403(b) account or annuity or to
           a 401(k) plan

      (iv) Add the smallest of (i), (ii) or (iii) to $10,000;                $13,000
           this is your limit for the year under this step


Step 5 - Determine the maximum salary reduction

(a)   Enter your 403(b) exclusion allowance from step 1(g)                   $40,000

(b)   Enter your 415 limit from step 2(c)                                     $6,000

(c)   Enter the lesser of (a) or (b)                                          $6,000

(d)   Enter Alternative A if applicable                                      $30,000*

(e)   Enter Alternative B                                                    $10,000

(f)   Enter Alternative C                                                     $6,000

(g)   Enter the largest of items (c), (d), (e) or (f)                        $10,000*

(h)   Enter the $13,000 limit (Step 5)                                       $13,000

(i)   Enter the smaller of (g) or (h).  This is your maximum                 $10,000
      salary reduction for this year


      *Alternative A is not available to the Employee in the example because she is not terminating employment.

      Bear in mind that the alternative election that appears most advantageous in this year may not necessarily be the best for you over the long run. See Questions 9 and 12.

Step 6 - Salary Reduction Agreement

Enter a salary reduction agreement with your Employer which reduces your compensation by the appropriate amount each pay period so that your Employer can contribute the correct amount to your Northeast Investors 403(b) Retirement Account.

                QUESTIONS AND ANSWERS ON CALCULATING YOUR MAXIMUM

      MAXIMUM CONTRIBUTION

1.    What is the maximum annual contribution to my 403(b) account?

      The maximum contribution you can exclude on your federal income tax return (sometimes called your "maximum exclusion allowance" or "MEA") is the smaller of your "403(b) exclusion allowance" (Questions 2-5) or your "415 limit" (Questions 6-12). Finally, your salary reduction contributions for a year cannot exceed $10,000; this is increased for certain Employees (Questions 13 and 14).

      403(b) EXCLUSION ALLOWANCE

2.    How do I compute my "403(b) exclusion allowance?"

      Use the following steps to compute your 403(b) exclusion allowance:

      (a) Take 20 percent of your expected compensation for the current year (before reduction for your 403(b) contributions or other salary reduction contributions under a cafeteria or flexible benefits plan or a 401(k) if your Employer maintains such a plan).

      (b) Multiply (a) by your number of years of service with your current Employer as of the end of the current year.

      (c)  Subtract the following total from (b):

           - your total 403(b) salary reduction contributions in previous years (which you excluded from your gross income),

           - your Employer's contributions in previous years on your behalf to a 403(b) retirement plan or to a qualified retirement plan,

           - your Employer's expected contributions to a 403(b) retirement plan for you for the current year (see Questions 15 and 16).

      The resulting figure is the amount of your exclusion allowance for the current year.

3. What if I do not know how much my Employer has contributed in previous years on my behalf to a retirement plan?

      If you cannot learn this from the benefits or personnel office of your Employer, IRS regulations provide a method for determining the amount of your Employer's prior contributions in certain cases. Consult your Employer or tax adviser for further information.

      YEARS OF SERVICE

4.    How do I determine my years of service?

      Count  one year of  service  for  each  full  year  you  were a  full-time
      Employee. Count a fraction of a year of service for years in which you were a part-time Employee or did not work a full year. Add your full and fractional years of service together to determine your total years of service. Only service with your current Employer can be counted.

           Part-time Fraction. For part-time work, the fraction is your work schedule divided by the normal work schedule for a full-time Employee holding the same position. For example, if for a year you taught one course for six hours per week, and a full-time teacher normally teaches 18 hours per week, your fraction would be one-third of a year.

           Partial Year Fraction. If you were a full-time Employee for part of the year, the fraction is the number of weeks or months you worked divided by the number of weeks or months in your Employer's annual work period. For example, if you taught full-time for 4 1/2 months and your Employer's annual work period is an academic year of nine months, your fraction would be one-half of a year.

           Part-time, Partial Year Fraction. If you were a part-time Employee for part of a year, calculate one fraction as though you were a part-time Employee for a full year and one fraction as though you were a full-time Employee for a part of a year. Then multiply the two fractions together to obtain your fractional year of service. For example, if you taught a course for six hours per week for one semester at a school where full-time teachers taught 18 hours per week for two semesters, your fractional year of service would be one-sixth (part-time fraction of one-third times full-time for part-of-a-year fraction of one-half).

5.    What if I have less than one year of service?

      Under the law, you may compute your exclusion allowance based on one year of service even if you have worked for your Employer for less than a year or if your fractional years of service total less than a year.

      415 LIMITS

6.    What are the 415 limits?

      The 415 limits (also called the ERISA limits) are from Section 415 of the Internal Revenue Code. The 415 limits apply even though your 403(b) exclusion allowance for the year may be greater. The 415 limits include a general limit and certain alternatives which may permit a larger maximum.

7.    How do I compute the general 415 limit?

      Your general 415 limit is the smaller of:

      (a) 25 percent of your compensation for the year (before reduction for contributions to your 403(b) account or other salary reduction contributions under any cafeteria or flexible benefits plan or 401(k) plan your Employer maintains), or

      (b) $30,000. (This $30,000 figure will eventually be indexed for cost-of-living changes. However, the indexing will not begin until some time in the future; the exact time depends on future inflation.)

      Employer   contributions   (as   well  as  your   own   salary   reduction
contributions) count against this limit.

      415 ALTERNATIVES

8.    What are the 415 alternatives?

      In the past, many Employees eligible for 403(b) did not enter into salary reduction agreements because they expected to make large "catch-up" contributions later. The general 415 limit might prevent those Employees from saving enough for their retirement years. To remedy this situation, 415 provides certain alternatives.

      These alternatives are available only to Employees of an educational organization, a hospital, a home health service agency, a health and welfare service agency or a church or association of churches. If you do not work for such an employer, you can skip Questions 9 through 12.

9.    How many alternatives are there?

      Section 415 provides three alternatives:

           Alternative A may be used only once, in the year you leave the service of your Employer. Under this alternative, the 415 percentage limit (see Question 7(a)) is disregarded and you may calculate your 403(b) exclusion allowance using your years of service with your Employer up to a maximum of ten years. The $30,000 limit still applies, however, even if your exclusion allowance is higher.

           In other words, under this alternative, you are limited to your 403(b) exclusion allowance based on a maximum of ten years of service, or $30,000, whichever is less.

           Alternative B permits a contribution to your account up to the smallest of:

      (a)  the amount of your 403(b) exclusion allowance;

      (b) 25 percent of your compensation (before reduction for contributions to your 403(b) account) plus $4,000;

      (c)  $15,000

           Alternative  C  is  to  disregard  the  403(b)  exclusion   allowance
      altogether. Under this alternative, contributions are subject only to the general 415 limits described in Question 7.

10.   Are there any special rules for electing one of the alternatives?

      Yes. You may elect only one of the three alternatives. If you elect one of the alternatives, you may not elect either of the other alternatives in any future year.

      Alternative A (for the year of separation) may be elected only once. If you elect this alternative in any year, you may not elect an alternative at any time in the future.

      If you elect an alternative, your election is irrevocable for that year. However, you may elect either alternative B or C in one year, choose not to use it in the following year, then elect the same alternative again in the third year, and so on (as long as you do not use a different alternative).

11.   How do I elect an alternative?

      You elect an alternative simply by computing your income tax liability in a manner consistent with the alternative.

12.   Which alternative is best for me?

      The answer to this question varies depending upon your current compensation, expected future compensation, years of service, expected future years of service, expected ability to make future salary reduction contributions, and so forth. An alternative which appears advantageous this year may restrict contributions to your 403(b) account in later years. Only you can decide which alternative is most advantageous to you.

      THE $10,000 CAP

13.   Where did the $10,000 cap come from?

      In the Tax Reform Act of 1986, Congress decided to limit salary reduction contributions by employees. For 403(b), Congress chose a $10,000 cap. This $10,000 cap applies as a maximum salary reduction contribution even though your 403(b) exclusion allowance or 415 limit is higher. This cap applies only to your salary reduction contributions, not to employer contributions to a 403(b) retirement plan for you.

      Under current law the $10,000 cap is indexed for future cost-of-living increases under special rules. Actual increases in the cap will depend on future inflation.

14.   Who qualifies for an increased $10,000 cap?

      Congress realized that the $10,000 cap would affect employees who expected to make "catch-up" contributions. Therefore, an increased cap is available to some employees.

      There are two requirements for an increased cap. First, your Employer must be one of the types listed in Question 8. Second, you must have 15 or more years of service with the Employer. If you qualify, your $10,000 cap is increased by the smallest of the following:

      (a)  $3,000;

      (b) $15,000 (reduced by all amounts by which your $10,000 cap was increased in prior years under this special rule); or

      (c) $5,000 multiplied by your number of years of service, minus all previous salary reduction contributions under 403(b) (or under any 401(k) plan in which you participated).

      ADDITIONAL RULES FOR AN EMPLOYEE WITH ANOTHER RETIREMENT PROGRAM

15. If for the current year my Employer or any other Employer contributes to another 403(b) account or annuity for me, must such contributions be added to my salary reduction contributions when determining my maximum contribution?

      Yes. To determine your 403(b) exclusion allowance, your 415 limit or one of the alternatives (but not the $10,000 cap - only your salary reduction contributions count against the $10,000 cap), your Employer's current contributions to a 403(b) plan or arrangement for you must be included. (See the Computation Worksheet for an example of this situation.) If your Employer has a retirement plan, you should find out whether it is a 403(b) plan.

16. If for the current year my Employer makes contributions for me to a retirement plan that is "qualified" under Section 401(a) of the Code, must such contributions be counted when determining my maximum contribution?

      If this situation applies to you, you should consult your tax adviser. The following is only a general explanation of the rules governing aggregation of contributions to your 403(b) account with contributions to a qualified plan.

      Contributions for you to a qualified plan during the current year by an employer are not counted in determining your 403(b) exclusion allowance this year.

      However, for your 415 limit, the answer depends on whether you have elected one of the 415 alternatives and on whether you "control" your Employer.

      If you have not elected an alternative, or if you have elected alternative A or B, you need not combine contributions to your 403(b) account with contributions on your behalf to a qualified plan of the same or any other Employer unless you control the Employer by owning a 50% or greater interest. (This situation could apply to a faculty member or doctor who has a 403(b) account through a hospital or educational employer, and also has a self-employed consulting business or medical practice with a qualified retirement plan of its own.)

      If you have elected alternative C (to disregard the exclusion allowance entirely), you must count contributions to your 403(b) account with contributions for you to a qualified retirement plan maintained by any Employer regardless of whether you "control" the Employer.

                         NORTHEAST INVESTORS

                      403(b) RETIREMENT ACCOUNT

                        RULES AND PROVISIONS

                       ARTICLE 1
                     INTRODUCTION

  1.1    Compliance with Code.

         The Rules and Provisions set forth herein governing a Northeast Investors 403(b) Retirement Account are intended to meet the requirements of
Section 403(b)(7) and other applicable provisions of the Internal Revenue Code of 1986, as amended, and shall be construed accordingly.


                       ARTICLE 2
                      DEFINITIONS

         As used in these Rules and Provisions, the following terms have the meanings set forth unless a different meaning is clearly required by the context.

  2.1 Account or Employee's account means the account established in the name of the Employee under Section 0 hereof.

  2.2 Adoption Agreement means the agreement by which these Rules and Provisions are adopted by the Employee and the Employer.

  2.3 Code means the Internal Revenue Code of 1986, as amended, or any successor statute enacted in lieu thereof; reference to any provision of the Code includes reference to a similar provision in a successor statute.

  2.4 Custodian means the Custodian named in the Adoption Agreement or any successor custodian appointed in accordance with the provisions of Article 0 hereof.

  2.5 Employee means the Employee named in the Adoption Agreement, who, at the time that any contributions to the Employee's account are made under Section 3.2(a), is an employee of an Employer described in subsection 2.6(a), or an employee of an Employer described in subsection 2.6(b) who performs services for an educational organization (as defined in Section 170(b)(l)(A)(ii) of the Code).

  2.6 Employer means the Employer named in the Adoption Agreement, which Employer is

         (a) an organization described in Section 501(c)(3) of the Code exempt from taxation under Section 501(a) of the Code, or

         (b) a state, political subdivision of a state, or an agency or instrumentality of a state or political subdivision of a state.

  2.7 Excess contribution means an amount determined to be an excess contribution under Section 4973(c) of the Code.

  2.8 Rules and Provisions mean rules and provisions governing a Northeast Investors 403(b) Retirement Account set forth in this instrument and as it may be amended from time to time.

  2.9 Shares means shares of Northeast Investors Trust and/or shares of Northeast Investors Growth Fund credited to the Employee's account.

  2.10   Sponsor means Northeast Management & Research  Company, Inc.


                       ARTICLE 3
                  EMPLOYEE'S ACCOUNT

  3.1    Establishment of Account.

         The Custodian shall establish and maintain an account in the name of the Employee.

  3.2    Contributions to Account.

         The Custodian will accept contributions of money from time to time transmitted to it as follows:

         (a)   contributions by the Employer on behalf of the Employee;

         (b) transfers of money from custodians of other accounts or from insurance companies issuing other annuities for the benefit of the Employee under Section 403(b) of the Code; and

         (c) transfers of money from the Employee accompanied by a certificate signed by the Employee that such amounts constitute rollover amounts under Code
Section   403(b)(8),    or   rollover    contributions    under   Code   Section
408(d)(3)(A)(iii).

  3.3    Investment of Contributions and Dividends.

         (a) The Custodian shall apply the contributions received under Section 0 hereof, as soon as is practicable after receipt thereof, to the purchase of shares and fractional shares in accordance with the Employee's investment instructions under subsection (b) below. The Custodian shall credit such shares to the Employee's account. Any shares in the Employee's account may be registered in the name of the Custodian or its nominee (the account registration may indicate that it is for the benefit of the Employee or the Custodian's records may reflect that such shares are held in the Employee's account), and physical shares will not be issued.

         (b) The Employee shall designate for each contribution on his behalf under Section 0 the portion to be invested in shares of Northeast Investors Trust and the portion to be invested in shares of Northeast Investors Growth Fund (if available in the state of the Employee's residence). Contributions may be invested entirely in one fund or the other, or may be invested partly in each fund. The Employee shall make such a designation on a form specified for such purpose by the Custodian. The Employee shall forward such investment instructions to the Custodian with each contribution. If the Employee does not file investment instructions with a contribution, such contribution shall be invested in accordance with the instructions most recently filed with the Custodian by the Employee.

               The Employee may at any time direct the Custodian to redeem all or a specified number of shares of Northeast Investors Trust in the Employee's account and to invest the redemption proceeds in shares of Northeast Investors Growth Fund, or to redeem all or a specified number of shares of Northeast Investors Growth Fund in the Employee's account and to invest the redemption proceeds in shares of Northeast Investors Trust. The Employee shall give such directions on a form specified for such purpose by the Custodian and shall forward such instructions to the Custodian.

         (c) All dividends and capital gain or other distributions received on the shares of Northeast Investors Trust credited to the Employee's account shall (unless received in additional shares) be reinvested in full and fractional shares of Northeast Investors Trust. Similarly, all dividends and capital gain or other distributions received on the shares of Northeast Investors Growth Fund credited to the Employee's account shall (unless received in additional shares) be reinvested in full and fractional shares of Northeast Investors Growth Fund. The shares so received or reinvested shall be credited to such account. Any dividends and capital gain or other distributions shall be so reinvested in shares in the manner and at the price provided in the then current prospectus relating thereto. If any dividends or capital gain or other distributions may be received at the election of the shareholder in additional shares or in cash or other property, the Custodian shall elect to receive such dividends or distributions in additional shares.

         Notwithstanding the foregoing, if periodic payments are being made by the Custodian to the Employee in accordance with Section 0, the Custodian may elect that there be paid in cash any dividends (including capital gain or other distributions) which are payable either in cash or in additional shares at the election of the shareholder.

  3.4    Charges.

         The following shall constitute proper charges against the Employee's account:

         (a) any income, gift, estate or inheritance taxes, or other taxes of any kind whatsoever including transfer taxes incurred in investing the assets of the account, levied or assessed in respect of the assets of the account;

         (b)   the Custodian's fees charged under Section 0 hereof;

         (c) any other expenses incurred by the Custodian in the administration of the account, including legal fees incurred by the Custodian in prosecuting or defending any action or proceeding with respect to the account; and

         (d) any withdrawals or distributions from the account under Article 0 hereof.

         All such charges may be paid directly by the Employee, or by collection from any contribution to or distribution from the account, or by the redemption of shares held in the account, as determined by the Custodian in its discretion.

  3.5    Reports and Voting Shares.

         The Custodian shall deliver to the Employee any notices, prospectuses, reports to shareholders, financial statements, proxies and proxy solicitation materials which have been received by the Custodian relating to the shares held in the Employee's account. The Custodian shall vote the shares (including fractional shares) held in the Employee's account in accordance with the written instructions of the Employee (or, if applicable, Beneficiary) delivered to the Custodian within the time prescribed by it. If the Employee fails to provide such written instructions in a timely fashion with respect to any shares in his account, the Custodian may vote such shares in any manner it deems proper, including voting such shares as "present" at any meeting of stockholders but not otherwise voting such shares, or may refrain from voting such shares.

  3.6    Statement of Receipts and Disbursements.

         (a) Not later than 60 days after the close of the Employee's taxable year, the Custodian shall furnish the Employee a statement setting forth all receipts, disbursements and other transactions in the Employee's account during such taxable year. The Custodian shall be released and discharged from all liability related to or arising from any transaction reported in such statement unless the Employee files a written objection with the Custodian within 30 days after he is furnished such statement.

         (b) Not later than 90 days after the resignation or removal of the Custodian, the Custodian shall furnish the Employee a statement setting forth all receipts, disbursements and other transactions in the Employee's account since the end of the period reflected in the previous statement (if any) furnished to the Employee under subsection 3.6(a). The Custodian shall be released and discharged from all liability related to or arising from any transactions reported in such statement unless the Employee files a written objection with the Custodian within 30 days after he is furnished such statement.

         (c) Nothing herein shall be construed to deprive the Custodian of the right to have its accounts settled in a judicial proceeding.

  3.7    Account Fully Vested.

         The Employee's interest in his account shall at all times be fully vested and nonforfeitable, and, except as specifically provided in these Rules and Provisions, it shall be impossible for any part of the assets of the account to be used for or diverted to purposes other than the exclusive benefit of the Employee or his beneficiary.

  3.8    Nonalienation of Benefits.

         The assets of the account and the benefits provided therefrom shall not be subject to alienation, anticipation, assignment, attachment, garnishment, trustee process, execution or levy of any kind, and no attempt to so subject such assets or benefits shall be recognized except to the extent required by law.


                       ARTICLE 4
              DISTRIBUTIONS FROM ACCOUNT

  4.1    Distribution to Employee.

  The Custodian will make benefit distributions from the Employee's account to the Employee at the time and in the form directed by the Employee (or, after the Custodian has been provided with proof of the Employee's death that is adequate in the Custodian's judgment, by the beneficiary) on a form filed with the Custodian. The Custodian will not process distributions except at the direction of the Employee (or beneficiary), and it is the responsibility of the Employee (or beneficiary) to insure that the Custodian is properly instructed so that distributions are made when desired by the Employee (or beneficiary) and that all minimum distribution requirements of the Code and these Rules and Provisions are met. Distributions are subject to the following rules:

         (a)   No distribution may begin before the earliest of

               (i)    the date the Employee reaches age 59-l/2;

               (ii) the date the Employee terminates his service with the Employer for any reason, including retirement;

               (iii) the date the Employee becomes disabled; as used in this subsection (iii), "disabled" means inability to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration; the Custodian may require the Employee to furnish a certificate of a licensed physician stating that the Employee is so disabled or may require the Employee to provide satisfactory evidence that the Employee has been awarded Social Security disability benefits before distributing any amounts because of the Employee's disability; or

               (iv) the date the Employee encounters financial hardship within the meaning of Code Section 403(b)(7)(A)(ii); a hardship distribution will be made only upon receipt by the Custodian of a notarized certificate of the Employee setting forth the hardship in accordance with IRS requirements, or a certificate of an independent person appointed by the Employer, stating that the Employee has a financial hardship and the amount to be distributed to meet the financial hardship; and

         (b) Distributions must begin no later than the April 1 of the year following the year in which the Employee reaches age 70 1/2 or the April 1 of the year following the year of the Employee's retirement or termination from the Employer, if later.

  4.2    Form of Distribution.

         The Employee may elect to receive the assets of his account, in cash or in shares, in either or any combination of the following forms:

         (a)   a single sum;

         (b) in monthly, quarterly or annual installment payments over a period certain specified by the Employee but not exceeding the life expectancy of the Employee or the joint life and last survivor expectancy of the Employee and his designated beneficiary, or such shorter period as is necessary to meet any applicable minimum distribution incidental benefit requirements under Code
Section 401(a)(9) and proposed or final regulations thereunder in any instance where the Employee's designated beneficiary is other than the Employee's spouse. The life expectancy of the Employee or the joint life and last survivor expectancy of the Employee and his designated beneficiary will be determined at the time of the first mandatory distribution from the account; life expectancies of the Employee and his spouse (but not any other designated beneficiary) may be recalculated annually thereafter at the election of the Employee (or, following the Employee's death, the spouse) (which election must be made no later than the date for the first mandatory distribution under Section 4.1(a)) but will not be recalculated in the absence of such election. Life expectancies will be determined using the expected return multiples of Section 1.72-9 of the Treasury Regulations. If the Employee elects to receive installments in accordance with this subsection (b), the amount of any installment shall be ascertained by dividing the value of the assets of the account as of the end of the preceding calendar year by the number of installments remaining in the specified period certain.

         If the Employee does not make an election specifying the form of distribution of benefits, the Custodian shall distribute the assets of the Employee's account to the Employee in annual installments for ten years or, if shorter, for the number of years in the Employee's life expectancy.

  4.3    Distribution at Death.

         (a) If the Employee dies before distribution of all of the assets in his account, the Custodian shall distribute the remaining assets in the account to the beneficiary designated by the Employee in a writing filed with the Custodian. Such written designation may be in a designation of beneficiary form provided by the Custodian or in a written instrument, acceptable to the Custodian, signed by the Employee (and as used hereafter, the words "designation of beneficiary form" include such other written instrument). At any time, the Employee may change a previous designation of beneficiary by filing a new designation of beneficiary form with the Custodian.

         (b) If the Employee fails to execute a designation of beneficiary form, or if the designated beneficiary or beneficiaries fail to survive the Employee, the assets in the Employee's account will be distributed by the Custodian to the executor or administrator of the Employee's estate as soon as practicable after the Employee's death, in a single sum (or at such other time and/or in such other form as the executor or administrator directs, subject to the requirements of this Section 4.3).

         (c) The assets distributable because of the Employee's death shall be distributed by the Custodian to the designated beneficiary in cash or in shares, in a single sum or in monthly, quarterly or annual installments over a period not exceeding the maximum period allowed under subsection (d) as indicated on the designation of beneficiary form. If on the designation of beneficiary form the Employee has authorized the beneficiary to direct the form of distribution, or if the Employee fails to indicate a form of distribution on the designation of beneficiary form, the Custodian shall distribute the assets in cash or in shares, in a single sum or in monthly, quarterly or annual installments over a period not exceeding the maximum period allowed under subsection (d), as the beneficiary directs in writing.

         (d) The maximum period over which death benefits are payable will be determined as follows.

               (i) If installment payments to the Employee under Section 0 had started before the Employee's death, benefit payments to the beneficiary designated by the Employee may be made over the balance of the installment payment period.

               (ii) If the Employee dies before starting to take required installment withdrawals from the account, and the Employee's spouse is not the beneficiary, the Employee's account must be withdrawn by the beneficiary either (A) within five years after the Employee's death, or (B) if the beneficiary was designated by the Employee and withdrawals by the beneficiary begin within one year after the Employee's death, in substantially equal annual or more frequent installments over a period not exceeding the life expectancy of the beneficiary (as determined as of the date of the Employee's death by using the return multiples in Section 1.72-9 of the Treasury Regulations).

               (iii) If the Employee dies before starting to take required installment withdrawals from the account, and the Employee's spouse is the designated beneficiary, the Employee's entire account must be distributed to the Employee's spouse either (A) within five years after the Employee's death, or (B) in substantially equal annual or more frequent installments over a period not longer than the spouse's life expectancy (as determined as of the time distribution is commenced and recalculated annually if requested by the spouse, by using the return multiples contained in Section 1.72-9 of the Treasury Regulations), provided that withdrawals under this clause (iii) must begin on or before the later of the date on which the Employee would have attained age 70 1/2 or one year after the Employee's death.

         (e) The Custodian shall not be required to make any distribution under this Section 0 until the Custodian has received evidence satisfactory to it that the Employee has died and, if applicable, that the designated beneficiary has or has not predeceased the Employee.

  4.4    Distribution to Minors or Incompetents.

         If a distribution is payable to a person who is a minor or under a legal disability or otherwise unable to give a binding receipt therefor, the Custodian may make such distribution to the parent of such person, or to the guardian, committee or legal representative of such person, or may apply the amount distributable for the benefit of such person; any such distribution or application shall be a complete discharge of the liability of the Custodian for such distribution.

  4.5    Distribution of Excess Contributions.

         Notwithstanding the provisions of Section 0, the Employee may notify the Custodian at any time that a contribution or a portion of a contribution was an excess contribution. The Custodian shall thereupon distribute the amount specified as an excess contribution to the Employer or the Employee, as directed (provided that withdrawals are otherwise available at such time hereunder).

  4.6    Distribution Under Court Orders.

  Notwithstanding any other provision of these Rules and Provisions, the Custodian will make distributions as required by any apparently valid order issued by a probate, domestic relations, bankruptcy or other court having jurisdiction over the account. The Employee will direct the Custodian whether or not to contest or defend against any such order, and the Custodian will do so, provided that the Custodian will have no responsibility to so contest or defend unless it has been indemnified to its satisfaction against its costs, expenses (including attorneys' fees) and other liabilities arising in connection with such proceedings.

  4.7    Distributions in Cash or in Shares.

         All distributions shall be in cash or in shares as designated in writing by the Employee or beneficiary, as the case may be. When required to effect a distribution in cash, the Custodian shall redeem sufficient shares of Northeast Investors Trust or Northeast Investors Growth Fund (whichever is directed) held in the Employee's account to provide the amount necessary.

  4.8    Transfer of Account.

         At the written direction of the Employee, the Custodian shall redeem a portion or all of the shares of Northeast Investors Trust and/or Northeast Investors Growth Fund in the Employee's account and shall thereupon transfer the cash received, less any charges, to the custodian or insurer of another custodial account or annuity contract established for the benefit of the Employee under Code Section 403(b) or to the trustee or custodian of a rollover individual retirement account specified by the Employee. Neither the Custodian nor the Sponsor shall have any responsibility to determine whether such other custodial account or annuity contract or individual retirement account or annuity meets the requirements of Code Section 403(b) or 408 or whether the transfer or rollover will constitute a tax-free transaction.

  4.9   Direct Rollovers.

        (a) This Section 4.9 applies to withdrawals or distributions from the Employee's account on or after January 1, 1993. Notwithstanding any provision of these Rules and Provisions to the contrary that would otherwise limit a distributee's election under this section, a distributee may elect, at the time and in the manner prescribed by the Custodian, to have any portion of an eligible rollover distribution paid directly to an eligible retirement plan specified by the distributee in a direct rollover.

        (b) For purposes of this section, the following terms have the definitions given.

             (i) Eligible rollover distribution: An eligible rollover distribution is any withdrawal or distribution of all or any portion of the balance to the credit of the distributee, except that an eligible rollover distribution does not include: any withdrawal or distribution that is one of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the distributee or the joint lives (or joint life expectancies) of the distributee and the distributee's designated beneficiary, or for a specified period of ten years or more; any withdrawal or distribution to the extent such distribution is required under Code Section 401(a)(9); and the portion of any withdrawal or distribution that is not includible in gross income.

             (ii) Eligible  retirement  plan: An eligible  retirement plan is an individual retirement account described in Code Section 408(a), an individual retirement annuity described in Code
                  Section 408(b), or an arrangement described in Code Section 403(b), that accepts the distributee's eligible rollover distribution. However, in the case of an eligible rollover distribution to the surviving spouse, an eligible retirement plan is an individual retirement account or individual retirement annuity.

             (iii)Distributee: A distributee includes the Employee. In addition, the Employee's surviving spouse and the employee's spouse or former spouse who is the alternate payee under a qualified domestic relations order, as defined in Code Section 414(p) (if applicable), are distributees with regard to the interest of the spouse or former spouse.

             (iv) Direct  rollover:  A direct  rollover  is a  payment  from the
                  Employee's Account to the eligible retirement plan specified by the distributee.

         (c) Neither the Custodian nor the Sponsor (or any entity or person affiliated with the Custodian or the Sponsor) will have any responsibility to determine whether such eligible retirement plan meets the requirements of Code
Section 403(b) or 408 or whether the direct rollover will constitute a tax-free transaction.

                       ARTICLE 5
               CONCERNING THE CUSTODIAN

  5.1    Duties of the Custodian.

         The Custodian shall perform the following duties related to the administration of the Employee's account:

         (d) receive contributions from the Employer, the Employee or a custodian, trustee or insurer holding another 403(b) custodial account or annuity contract established for the benefit of the Employee, invest such contributions in shares of Northeast Investors Trust and Northeast Investors Growth Fund in accordance with the Employee's investment instructions, and credit such shares to the Employee's account;

         (e) maintain custody of the shares held in the Employee's account (if shares are issued);

         (f)  maintain  records  of  all  receipts,   disbursements   and  other
transactions in the Employee's account, and records containing any other information the Custodian deems necessary or useful in carrying out its duties hereunder;

         (g) receive dividends, interest or other distributions relating to the shares in the Employee's account;

         (h) execute orders for the purchase, sale or exchange of securities, make settlement in accordance with general practice, and exchange temporary certificates for permanent certificates;

         (i) file with the Internal Revenue Service or any other governmental agency such returns, forms or reports as may be required by law; and

         (j) perform the other duties assigned to it under the provisions hereof.

  5.2    Agents.

         The Custodian may appoint one or more agents, attorneys or contractors, including the Sponsor or an affiliate thereof, to carry out its duties hereunder.

  5.3 Limitation of Custodian's Responsibilities. The Custodian shall have no responsibility:

         (a)   to determine the proper amount of any contribution;

         (b) to determine the amount in any year of the Employee's exclusion allowance or the limitation on contributions imposed by Code Section 415 or Code
Section 402(g);

         (c) to collect any contribution from the Employer or any other person;

         (d) to determine the proper amount, form or time for any distribution to the Employee or his beneficiary;

         (e) to determine the propriety of any amount distributed to the Employee under Section 0 as an excess contribution;

         (f) to determine whether any transfer to or from the Employee's account is a tax-free transaction or rollover;

         (g) to pay interest on any cash or cash balance maintained in the Employee's account pending investment thereof in shares or pending distribution thereof as a cash payment;

         (h) to defend or engage in any action, suit or proceeding with respect to the Employee's account unless the Custodian agrees in writing to do so after having been fully indemnified to its satisfaction; or

         (i) for any loss to the Employee from establishing the account or caused by a decline in the value of the shares on the Employee's account that arises out of any investment instructions of the Employee, whether relating to the portion of the account or contributions thereto invested in Northeast Investors Trust and/or in Northeast Investors Growth Fund, or to the redemption of shares in one fund and investment of the redemption proceeds in shares of the other fund, or otherwise.

  5.4    Reliance on Written Statements.

         The Custodian may rely on, and shall be under no duty to make further inquiry with respect to, any written statement, order, election, designation or other instrument which the Custodian reasonably believes to be genuine and properly executed by the Employee or, if applicable, the Employee's beneficiary. The Custodian shall be fully protected in taking or omitting to take any action in reliance upon such writing and shall not incur any liability to the Employee or anyone claiming through the Employee in so acting or omitting to act.

  5.5    Compensation.

         The Custodian shall be compensated for the services it performs with respect to the account according to its current fee schedule for such services. The Custodian may amend its fee schedule upon 30 days' notice to the Employee and the Sponsor.

  5.6    Resignation or Removal.

         (a) The Custodian may resign at any time upon 90 days' written notice to the Sponsor and the Employee. The Sponsor may remove the Custodian at any time upon 90 days' written notice to the Custodian and the Employee. By agreement between them, the Custodian and the Sponsor may waive such notice period, or may cause a resignation or removal to become effective before the running of the notice period.

         (b) Upon resignation or removal of the Custodian, the Sponsor shall appoint a successor custodian which is a bank or other person who satisfies the requirements of Section 401(f)(2) of the Code and agrees to act in such capacity.

         (c) Upon receipt by the Custodian of written notice of the appointment of a successor custodian, the Custodian shall transfer the assets of the Employee's account and the records pertaining to such account to the successor custodian. The Custodian may reserve such sum of money as it deems necessary for the payment of its fees, taxes, costs, expenses and liabilities with respect to the Employee's account and shall pay the balance (if any) of such reserve remaining after the payment of all such items to the successor custodian.

         (d) The successor custodian shall succeed to all the rights, powers, duties and obligations of the Custodian under these Rules and Provisions and shall hold the assets transferred to it in accordance with these Rules and Provisions.

         (e) If within 60 days after the resignation or removal of the Custodian, the Sponsor has not appointed a successor custodian, the Custodian shall appoint a successor custodian which is a "bank" or other person who satisfies the requirements of Section 401(f)(2) of the Code and who agrees to act in such capacity.

         (f) Following the resignation or removal of the Custodian but before the appointment of a successor custodian, the Custodian shall continue to hold the assets of the Employee's account in accordance with these Rules and Provisions.


                       ARTICLE 6
               AMENDMENT AND TERMINATION

  6.1    Amendment of Rules and Provisions.

         The Sponsor may amend these Rules and Provisions by sending a written copy of the amendment to the Custodian and the Employee, provided that no amendment under this Paragraph 6.l shall:

         (a) increase the duties or liabilities of, or otherwise affect the rights of, the Custodian without the written consent of the Custodian; or

         (b) deprive the Employee of any benefit derived from or attributable to contributions made before the date of such amendment, provided that any amendment necessary to meet the requirements of any law or governmental regulation or ruling, including Section 403(b) of the Code or any regulation or ruling thereunder, shall not be considered prejudicial to the Employee and shall be permitted hereunder.

         Notwithstanding   the   foregoing,   the   Sponsor   will  not  in  any
circumstances be under any duty to amend the Rules and Provisions.

  6.2    Termination of Account.

         (a)  The   Employee's   account  shall   terminate  upon  the  complete
distribution of all the assets in the Employee's account.

         (b) The account shall terminate upon receipt by the Custodian of a final determination by the Internal Revenue Service or a court that the Rules and Provisions do not meet the requirements of Section 403(b) of the Code; provided that the account shall not terminate if the Rules and Provisions are amended by the Sponsor to meet the requirements of Section 403(b) of the Code. If the account terminates under this subsection 6.2(b), the Custodian shall distribute the assets of the account, less any proper charges against the account, in a single sum to the Employee, the Employee's beneficiary or the Employee's estate, as the case may be.


                       ARTICLE 7
                     MISCELLANEOUS

  7.1    Limitation on Responsibility of Sponsor and Investment Funds.

         The Sponsor, Northeast Investors Trust and Northeast Investors Growth Fund (and their affiliates) shall have no responsibility:

         (a)   to determine the proper amount of any contribution;

         (b) to determine the amount in any year of the Employee's exclusion allowance or the limitations on contributions imposed by Code Section 415 or Code Section 402(g);

         (c) to collect any contribution from the Employer or any other person or seek to enforce any contribution to the account;

         (d) to determine the proper amount, form or time for any distribution to the Employee or his beneficiary;

         (e) to determine the propriety of any amount distributed to the Employee under Section 0 as an excess contribution;

         (f) to determine whether any transfer to or from the Employee's account is a tax-free transaction or rollover; or

         (g) for any loss to the Employee from establishing the account, or caused by a decline in the value of the shares in the Employee's account that arises out of any investment instructions of the Employee, whether relating to the portion of the account or contributions thereto invested in Northeast Investors Trust and/or Northeast Investors Growth Fund, or to the redemption of shares in one fund and investment of the redemption proceeds in shares of the other fund, or otherwise.

  7.2 Employer Plan. In any instance where the Employee's account is part of an employee pension benefit plan within the meaning of Section 3(2) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA") (and regulations thereunder) maintained by the Employer, the following provisions will apply (and will govern in the event of a conflict with any other provisions hereof):

         (a) The Employer will be the "plan administrator" within the meaning of ERISA and will be responsible for compliance with the reporting and disclosure and other responsibilities imposed on the plan administrator under ERISA.

         (b) If the Employee is married on the date that any distributions are made from the account to the Employee, such distribution will be made by purchasing an annuity contract from an insurance company and distributing such contract to the Employee; the form of payment under such contract will meet the requirements of a joint and survivor annuity under Section 205 of ERISA. However, the preceding sentence will not apply if the Employee elects another form of payment permitted under Section 0 of this Agreement and the Employee's spouse consents thereto in writing. Notifications concerning such an election and consent by the Employee's spouse will be in accordance with Section 205 of ERISA and regulations thereunder.

               If an Employee dies before the commencement of distributions to the Employee from the account, the beneficiary will be the Employee's spouse if the Employee is married, and the form of payment to the spouse will be the purchase from an insurance company and delivery to the spouse of an annuity contract providing for periodic payments to the spouse for the spouse's lifetime. However, the Employee may designate a different beneficiary or the Employee or spouse may designate a different form of payment provided that the notifications and procedures for spousal consent under Section 205 of ERISA and regulations thereunder are complied with.

         (c) The plan administrator will determine whether any domestic relations order purporting to award all or any portion of the account to anyone other than the Employee is a "qualified domestic relations order" within the meaning of Section 206 of ERISA.

  7.3    Information to the Custodian.

         The Employer and the Employee shall furnish to the Custodian any information that the Custodian deems necessary to administer the account properly or to enable the Custodian to complete any report, return or form required by any law, regulation or ruling to be filed by the Custodian with the Internal Revenue Service or any other governmental body or agency.

  7.4    Not an Employment Contract.

         Neither the establishment of the account nor the execution of a salary reduction agreement by the Employer and the Employee constitutes an employment contract between the Employer and the Employee, and no provision hereof shall limit the right of the Employer to discharge the Employee or of the Employee to terminate his employment.

  7.5    Benefits Limited to Account.

         The Employee agrees that he and any other person claiming through or under him shall look solely to the assets of his account for the payment of any benefit to which he is entitled hereunder.

  7.6    Notices from the Sponsor or Custodian.

         Any notices or other communications from the Sponsor or the Custodian to the Employer or the Employee shall be effective upon mailing if mailed, first-class postage prepaid, to the most recent address of the Employer or Employee shown on the records of the Custodian.


  7.7    Notices from the Employee.

         Any notices, instructions or elections by the Employee or the Employee's beneficiary shall be in writing and signed. Such notices or elections shall be effective when received by the Custodian unless they are deemed ambiguous by the Custodian. If the Custodian deems any notice or election ambiguous, it shall notify the Employee or beneficiary and request clarification, and the Custodian shall not be required to comply with such notice or election until it receives adequate clarification.

         Notwithstanding the preceding paragraph, to the extend provided in procedures of the Custodian or the Sponsor, if any provision of these Rules and Provisions required notice in writing, such notice may be given by telephonic, automated voice response system, or other electronic means. The employee acknowledges and agrees that telephone calls to the Custodian or Sponsor may be recorded.

  7.8    Construction.

         Where the context so requires the masculine includes the feminine, the singular includes the plural, and the plural includes the singular. Headings and titles are for convenience only and the text will control in all instances.

  7.9    Current Address of Payee.

         The Employee and any other person entitled to benefits shall keep the Custodian informed of his current address, and the Custodian shall be fully protected if it mails any payment or other communication, first-class postage prepaid, to such person's most recent address shown on the records of the Custodian.

  7.10   Applicable State Law.

         These Rules and Provisions and the Adoption Agreement shall be construed, administered and enforced according to the laws of the Commonwealth of Massachusetts, to the extent such laws are applicable.

  7.11 Code Section 403(b), etc. As provided in Section 1.1 above, these Rules and Provisions and the Adoption Agreement are intended to meet the requirements of Code Section 403(b) and all other applicable legal requirements. If Code
Section 403(b) or applicable regulations or other legal rules are amended or changed, it is anticipated that these Rules and Provisions will be correspondingly amended effective as of the effective date of such amendment or change. Pending the adoption of an amendment to these Rules and Provisions, the account may be operated in accordance with the amended or changed requirements of Code Section 403(b) or applicable regulations or other legal rules so as to preserve the intended tax and other benefits of the account.

  7.12 All investments (including exchanges) in shares of Northeast Investors Trust or Northeast Investors Growth Fund are subject to any minimum initial investment or other investment restrictions in effect from time to time as described in the then effective prospectus.



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